Age Analysis of Past Due Finance Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	¥ 20,395		¥ 16,542
60-89 days past due	3,095		2,572
90 days and greater past due	6,191		5,295
Total past due	29,681		24,409
Current	4,716,416	[1]	3,985,392	[1]
Total finance receivables	4,746,097		4,009,801
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	19,224		15,477
60-89 days past due	2,867		2,386
90 days and greater past due	4,236		4,149
Total past due	26,327		22,012
Current	3,839,103	[1]	3,306,128	[1]
Total finance receivables	3,865,430		3,328,140
New auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	12,947		10,027
60-89 days past due	1,805		1,359
90 days and greater past due	2,607		2,832
Total past due	17,359		14,218
Current	3,247,241	[1]	2,752,386	[1]
Total finance receivables	3,264,600		2,766,604
Used and certified auto
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	5,064		4,250
60-89 days past due	643		553
90 days and greater past due	276		354
Total past due	5,983		5,157
Current	434,183	[1]	414,365	[1]
Total finance receivables	440,166		419,522
Others
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	1,213		1,200
60-89 days past due	419		474
90 days and greater past due	1,353		963
Total past due	2,985		2,637
Current	157,679	[1]	139,377	[1]
Total finance receivables	160,664		142,014
Direct financing lease
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	966		1,050
60-89 days past due	161		171
90 days and greater past due	1,644		893
Total past due	2,771		2,114
Current	445,901	[1]	378,225	[1]
Total finance receivables	448,672		380,339
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	205		15
60-89 days past due	67		15
90 days and greater past due	311		253
Total past due	583		283
Current	431,412	[1]	301,039	[1]
Total finance receivables	431,995		301,322
Wholesale flooring
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 days past due	205		15
60-89 days past due	67		15
90 days and greater past due	311		253
Total past due	583		283
Current	388,979	[1]	265,361	[1]
Total finance receivables	389,562		265,644
Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	42,433	[1]	35,678	[1]
Total finance receivables	¥ 42,433		¥ 35,678

[1]	Includes recorded investment of finance receivables that are less than 30 days past due.